UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:      811-10333

          BlackRock Florida Municipal Income Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock Florida Municipal Income Trust

                                                  40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:      888-825-2257

Date of fiscal year end:      October 31, 2005

Date of reporting period:      July 31, 2005

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2005

BlackRock Florida Municipal Income Trust (BBF)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—147.0%
			Florida—126.2%
AA	$ 7,715		Beacon Tradeport Cmnty. Dev. Dist., Spec. Assmt., Ser. A, 5.625%, 5/01/32, RAA	05/12 @ 102	$ 8,475,699
A	2,000		Boynton Beach Multi-Fam. Hsg., Clipper Cove Apts. Proj., 5.45%, 1/01/33, ACA	01/13 @ 100	2,077,660
			Brd. of Ed., GO,
AAA	5,550		Ser. A, 5.125%, 6/01/30	06/10 @ 101	5,830,164
AAA	1,000	[3]	Ser. J, 5.00%, 6/01/24, AMBAC	06/13 @ 101	1,064,520
AAA	2,800		Cap. Projs. Fin. Auth. Student Hsg., Cap. Projs. Loan Prog., Ser. F-1, 5.00%,
			10/01/31, MBIA	08/11 @ 102	2,853,732
Baa1	1,000		Cap. Trust Agcy. Multi-Fam., American Oppty. Proj., Ser. A, 5.875%, 12/01/38	06/13 @ 102	989,850
AAA	799	[3]	Escambia Cnty. Hlth. Facs. Auth., 5.95%, 7/01/20, AMBAC	No Opt. Call	810,420
NR	2,250		Gateway Svcs. Cmnty. Dev. Dist. Spec. Assmt., Stoneybrook Proj., 5.50%, 7/01/08	No Opt. Call	2,287,507
NR	1,695		Heritage Harbour So. Cmnty. Cap. Impvt., Ser. A, 6.50%, 5/01/34	05/13 @ 101	1,804,582
A+	6,500		Highlands Cnty. Hlth. Facs. Auth., Hosp. Adventist/Sunbelt Proj., Ser. A, 6.00%, 11/15/31	11/11 @ 101	7,092,020
BBB+	1,450		Hillsborough Cnty. Ind. Dev. Auth., PCR, Tampa Elec. Co. Proj., 5.50%, 10/01/23	10/12 @ 100	1,529,663
AA	7,500		Jacksonville Econ. Dev. Comm. Hlth. Facs., Mayo Clinic Proj., Ser. B, 5.50%, 11/15/36	11/11 @ 101	8,173,200
AAA	4,000		Jacksonville Transp., 5.00%, 10/01/26, MBIA	10/11 @ 100	4,180,760
			JEA,
Aa2	5,000	[4]	Elec. Sys., Ser. A, 5.50%, 10/01/07	N/A	5,274,500
AA	7,500		Wtr. & Swr. Sys., Ser. C, 5.25%, 10/01/37	10/06 @ 100	7,597,275
NR5	1,655		Laguna Lakes Cmnty. Spec. Assmt., Ser. A, 6.40%, 5/01/33	05/13 @ 101	1,748,276
NR5	1,795		Madison Cnty. Rev., 1st Mtge. Twin Oaks Proj., Ser. A, 6.00%, 7/01/25	07/15 @ 100	1,748,150
AAA	2,770		Melbourne Wtr. & Swr., Zero Coupon, 10/01/21, FGIC	ETM	1,370,901
BB+	3,000		Miami Beach Hlth. Facs. Auth., Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	3,371,190
AAA	5,000		Miami Dade Cnty., Bldg. Better Coms. Proj., 5.00%, 7/01/35, FGIC	07/15 @ 100	5,292,250
Aaa	1,000		Miami Dade Cnty. Expwy. Auth. Toll Sys. Rev., 5.125%, 7/01/25, FGIC	07/11 @ 101	1,065,490
AAA	2,595		Miami Dade Cnty. Spec. Oblig. Rev., Ser. A, Zero Coupon, 10/01/19, MBIA	04/08 @ 55.413	1,289,429
			Miami Dade Cnty., Spec. Oblig. Rev., MBIA,
AAA	9,700		Ser. B, Zero Coupon, 10/01/33	04/08 @ 25.056	2,099,759
AAA	25,000		Ser. C, Zero Coupon, 10/01/28	04/08 @ 32.99	7,211,250
NR	3,500		No. Palm Beach Cnty. Impvt. Dist., Wtr. Ctrl. & Impvt. Unit Dev. 43 Proj., 6.125%, 8/01/31	08/11 @ 101	3,649,870
NR	1,575		No. Palm Beach Cnty. Impvt. Dist., Wtr. Ctrl. & Impvt. Unit Dev. 43 Proj., 6.10%, 8/01/21	08/11 @ 101	1,653,293
			Orange Cnty. Hlth. Facs. Auth., Hlth. Care Orlando Lutheran Proj.,
NR	655		5.375%, 7/01/20	07/15 @ 100	653,579
NR	600		5.70%, 7/01/26	07/15 @ 100	602,076
AAA	2,500		Palm Beach Cnty. Sch. Brd., COP, Ser. B, 5.00%, 8/01/25, AMBAC	08/11 @ 101	2,632,500
AA-	12,000		So. Miami Hlth. Facs. Auth., Baptist Hlth. Proj., 5.25%, 11/15/33	02/13 @ 100	12,497,400
AAA	1,500		St. Petersburg Pub. Util., Ser. A, 5.00%, 10/01/28, FSA	10/09 @ 101	1,557,900
NR	2,815		Sumter Cnty. Indl. Dev. Auth., No. Sumter Util. Co. LLC Proj., 6.80%, 10/01/32	10/09 @ 100	2,879,097
NR	2,000		Sumter Landing Cmnty. Dev. Dist. Spec. Assmt., 6.95%, 5/01/33	05/13 @ 101	2,141,700
AA	5,500		Tampa, Univ. of Tampa Proj., 5.625%, 4/01/32, RAA	04/12 @ 100	5,987,575
AA	4,000		Tampa Wtr. & Swr., Ser. A, 5.00%, 10/01/26	10/11 @ 101	4,206,040
NR5	1,835		Vlg. Cmnty. Dev. Dist. Assmt. Rev., No. 5, Spl. Assmt. Rev., Ser. A, 6.50%, 5/01/33	05/13 @ 101	1,980,479
NR	3,854		Vlg. Cmnty. Dev. Dist. Spl. Assmt. Rev. No. 5, Ser. A, 6.00%, 5/01/22	05/13 @ 101	4,055,680
BBB+	2,000		Volusia Cnty. Edl. Fac. Auth., Embry Riddle Aero. Univ. Proj., Ser. A, 5.75%, 10/15/29	10/09 @ 101	2,098,620

					131,834,056

			Puerto Rico—20.8%
BBB	6,000		Children’s Trust Fund Tobacco Settlement Rev., 5.625%, 5/15/43	05/12 @ 100	6,258,060
			Pub. Fin. Corp., Ser. E,
Aaa	4,000	[4]	5.70%, 2/01/10	N/A	4,401,440
Aaa	3,000	[4]	5.75%, 2/01/07	N/A	3,124,170
			Pub. Impvt., Ser. A,
AAA	2,520	[4]	5.125%, 7/01/11	N/A	2,760,837
Baa2	4,980		5.125%, 7/01/31	07/11 @ 100	5,171,182

					21,715,689

			Total Long-Term Investments (cost $144,562,501)		153,549,745

1

BlackRock Florida Municipal Income Trust (BBF) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			SHORT-TERM INVESTMENTS—6.0%
			Florida—3.4%
A1+	$ 3,545	[6]	Jacksonville Hlth. Facs. Hosp., Variable Baptist Med. Ctr. Proj., 2.20%, 8/01/05, FRDD	$ 3,545,000

	Shares
	(000)

			Money Market Funds—2.6%
	2,700		AIM Tax Free Investment Co. Cash Reserve Portfolio	2,700,000

			Total Short-Term Investments (cost $6,245,000)	6,245,000

			Total Investments—153.0% (cost $150,807,5017)	159,794,745
			Other assets in excess of liabilities—2.1%	2,240,599
			Preferred stock at redemption value, including dividends payable—(55.1)%	(57,567,972)

			Net Assets Applicable to Common Shareholders—100%	$104,467,372

[1]	Using the higher of Standard & Poor’s, Moody’s Investor Service or Fitch Ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security, or a portion thereof, pledged as collateral with a value of $1,582,194 on 343 short U.S. Treasury Note futures contracts expiring September 2005. The value of such contracts on July 31, 2005 was $38,067,641, with an unrealized gain of $437,058.
[4]	This bond is prefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[5]	Security is deemed to be of investment grade quality by the investment advisor.
[6]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
[7]	Cost for Federal income tax purposes is $150,806,448. The net unrealized appreciation on a tax basis is $8,988,297, consisting of $9,111,383 gross unrealized appreciation and $123,086 gross unrealized depreciation.

KEY TO ABBREVIATIONS
ACA	—	American Capital Access	FSA	—	Financial Security Assurance
AMBAC	—	American Municipal Bond Assurance Corp.	GO	—	General Obligation
COP	—	Certificate of Participation	MBIA	—	Municipal Bond Insurance Assoc.
ETM	—	Escrowed to Maturity	PCR	—	Pollution Control Revenue
FGIC	—	Financial Guaranty Insurance Co.	RAA	—	Radian Asset Assurance
FRDD	—	Floating Rate Daily Demand

2

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management , including it principle executive and principle financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          BlackRock Florida Municipal Income Trust

By: /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer
Date: September 28, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: September 28, 2005

By: /s/ Henry Gabbay
Name: Henry Gabbay
Title: Principal Financial Officer
Date: September 28, 2005